Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 4,640,343	$ 695,288
Time deposits	7,948,706	8,368,417
Trade and other receivables	2,815,442	10,443,497
Other current assets	0	33,846
Operating lease right-of-use assets	28,768	0
Advances and prepayments	21,951	80,267
Inventories	884,148	689,269
Total current assets	16,339,358	20,310,584
Non current assets
Vessels, net	84,149,805	75,161,431
Total non current assets	84,149,805	75,161,431
Total assets	100,489,163	95,472,015
Current liabilities
Trade accounts payable	908,342	547,017
Accrued and other liabilities	1,272,095	634,297
Operating lease liabilities	28,768	0
Deferred income	162,108	215,836
Total current liabilities	18,690,874	39,928,166
Warrant liability	10,437,034	0
Total non current liabilities	10,437,034	0
Total liabilities	29,127,908	39,928,166
Commitments and contingencies
Capital stock, $0.01 par value, 2,000,000,000 shares authorized at December 31, 2023 and 2024, 5,829 and 706,500 issued and outstanding at December 31, 2023 and 2024, respectively (Note 8)	7,065	58
Additional paid-in capital	71,091,138	47,191,872
Retained earnings	257,052	8,345,919
Total stockholders' equity	71,361,255	55,543,849
Total liabilities and stockholders' equity	100,489,163	95,472,015
Series A Preferred Stock [Member]
Current liabilities
Preferred Stock, 200,000,000 shares authorized (Note 8) Preferred stock, Series A, $0.01 par value, 600,000 shares issued and outstanding as of December 31, 2023 and December 31, 2024 (Note 8)	6,000	6,000
Related Party [Member]
Current liabilities
Payable to related parties	$ 16,319,561	$ 38,531,016